Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	2016	2015	2014
Tsakos Shipping and Trading S.A. (commissions)	5,989	7,550	6,189
Tsakos Energy Management Limited (management fees)	16,935	16,032	15,840
Tsakos Columbia Shipmanagement S.A.	2,136	2,234	2,091
Argosy Insurance Company Limited	9,036	9,386	9,529
AirMania Travel S.A.	4,866	4,298	4,797

Total expenses with related parties	38,962	39,500	38,446

Related Party Transactions Balances

	December 31,
	2016	2015
Due from related parties
Tsakos Columbia Shipmanagement S.A.	6,730	4,169

Total due from related parties	6,730	4,169

Due to related parties
Tsakos Energy Management Limited	417	61
Tsakos Shipping and Trading S.A.	759	982
Argosy Insurance Company Limited	4,285	410
AirMania Travel S.A.	431	287

Total due to related parties	5,892	1,740

Related Party - Future Management Fees

Year	Amount
2017	20,165
2018	20,386
2019	20,457
2020	20,457
2021	20,457
2022 to 2026	91,148

193,070